Revenue - Schedule of Utility Infrastructure Services Contracts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Billed on completed contracts and contracts in progress	$ 216,268	$ 184,100
Other receivables	8,456	2,588
Contracts receivable, gross	224,724	186,688
Allowance for doubtful accounts	(820)	(439)
Contracts receivable, net	$ 223,904	$ 186,249